GOF-P7 09/26

PUTNAM ETF TRUST
SUPPLEMENT DATED SEPTEMBER 16, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

 Effective October 1, 2026, the following changes are made to each Fund’s Summary Prospectus, Prospectus and SAI:

1) The following is added to the section titled “Your fund’s management – Portfolio managers” in each Fund’s Summary Prospectus and in the section titled “Fund summary – Your fund’s management –Portfolio managers” in each Fund’s Prospectus:

James Conn, CFA

Portfolio Manager of Franklin Advisers and portfolio manager of the fund since October 2026.

2) The following is added to the section titled “Fund Management – Portfolio managers” in each Fund’s Prospectus:

James Conn, CFA Portfolio Manager of Franklin Advisers
Mr. Conn has been a portfolio manager of the fund since October 2026. He joined Franklin Templeton in 1996.

3) The following is added to the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed by the Portfolio Managers” in each Fund’s SAI:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Millions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (Millions) ($)
James Conn*	Registered Investment Companies	22	42,480.5	None	None
	Other Pooled Investment Vehicles	4	439.7	None	None
	Other Accounts	4	644.3	None	None

* Information as of July 31, 2026.

4)  The following is added to the table in the section titled “PORTFOLIO MANAGERS – Portfolio managers’ securities ownership” in each Fund’s SAI:

Portfolio Managers	Dollar Range of Fund Shares Owned ($)

James Conn*         None

*Information provided as of July 31, 2026.

Schedule A

Fund	Date of Summary Prospectus, Prospectus and SAI

Putnam ETF Trust
Franklin California Municipal Income ETF	February 1, 2026
Franklin New York Municipal Income ETF	April 1, 2026

Shareholders should retain this Supplement for future reference.